UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Chapman Capital L.L.C.
Address:  1007 N. Sepulveda Blvd. #129
          Manhattan Beach, CA  90267


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Jordan Frenkel
Title:  Controller
Phone:  (310) 373-0404


Signature, Place, and Date of Signing:

     /s/  R. Jordan Frenkel     Manhattan Beach, CA     February 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $54,205 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
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                               TITLE OF                VALUE       SHRS/    SH/  PUT/ INVSTMT  OTHER    VOTING          AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP     (x1,000)    PRN AMT   PRN  CALL DSCRETN  MGRS      SOLE        SHARED    NONE
BLUEGREEN CORP                   COM       096231105    7,383    1,026,855  SH         SOLE     NO      1,026,855      -         -
BUILDING MATERIALS HOLDING CORP  COM       120113105   11,865    2,145,639  SH         SOLE     NO      2,145,639      -         -
CENTURY BANCORP INC-CL A         COM       156432106      665       32,976  SH         SOLE     NO         32,976      -         -
ENTERTAINMENT DIST CO INC        COM       29382J105    6,066    9,053,680  SH         SOLE     NO      9,053,680      -         -
FSI INTERNATIONAL INC            COM       302633102    4,467    2,481,500  SH         SOLE     NO      2,481,500      -         -
H & R BLOCK INC                  CALL      0936718AD    2,043      110,000  SH   CALL  SOLE     NO        110,000      -         -
MAGNA ENTERTAINMENT CORP         COM       559211107      515      531,308  SH         SOLE     NO        531,308      -         -
NABI BIOPHARMACEUTICALS          COM       629519109    4,242    1,175,195  SH         SOLE     NO      1,175,195      -         -
OPENWAVE SYS INC NEW             COM       683718308      777      298,824  SH         SOLE     NO        298,824      -         -
OPTIMAL GROUP INC-CL A           COM       68388R208      844      203,444  SH         SOLE     NO        203,444      -         -
SABA SOFTWARE INC                COM       784932600    1,274      247,927  SH         SOLE     NO        247,927      -         -
VION PHARMACEUTICALS INC         COM       927624106      283      513,566  SH         SOLE     NO        513,566      -         -
VITESSE SEMICONDUCTOR CORP       COM       928497106   13,779   15,838,156  SH         SOLE     NO     15,838,156      -         -
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